UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Brazil — 10.2%
517,900	Banco do Brasil SA (Banks)	$8,746,043
408,500	Banco do Estado do Rio Grande do Sul SA Preference B Shares (Banks)	4,090,663
246,600	BR Malls Participacoes SA (Real Estate)	2,830,370
49,400	Centrais Eletricas Brasileiras SA (Utilities)	589,608
22,700	Centrais Eletricas Brasileiras SA Preference B Shares (Utilities)	343,095
39,650	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Utilities)	2,366,708
30,300	Companhia de Saneamento de Minas Gerais (Utilities)	633,021
58,850	Embraer SA ADR (Capital Goods)	1,737,252
9,450	Petroleo Brasileiro SA ADR (Energy)	321,017
832,100	Petroleo Brasileiro SA Preference Shares (Energy)	12,587,333
81,600	Vale SA Preference A Shares (Materials)	2,399,304

		36,644,414

Chile — 2.6%
479,350	Centros Comerciales Sudamericanos SA (Food & Staples Retailing)	3,158,995
19,297	Empresas CMPC SA (Materials)	924,527
45,249	Empresas COPEC SA (Capital Goods)	801,130
58,310	Enersis SA ADR (Utilities)	1,270,575
39,818	Quinenco SA (Capital Goods)	130,551
173,526	Ripley Corp. SA (Retailing)	203,679
117,096	S.A.C.I. SA Falabella (Retailing)	1,137,431
22,070	Sociedad Quimica y Minera de Chile SA ADR (Materials)	1,419,542
109,764	Vina Concha y Toro SA (Food, Beverage & Tobacco)	249,782

		9,296,212

China — 11.1%
6,103,000	Agricultural Bank of China Ltd. Class H (Banks)	3,310,434
84,500	AsiaInfo-Linkage, Inc. (Software & Services)*(a)	1,291,160
21,426,000	Bank of China Ltd. Class H (Banks)	9,861,838
1,709,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	1,449,581
10,590,000	China Construction Bank Corp. Class H (Banks)	8,521,737
1,094,000	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	1,651,377
488,400	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	629,321
54,300	NetEase.com, Inc. ADR (Software & Services)*	2,743,236
7,398,000	PetroChina Co. Ltd. Class H (Energy)	10,556,059

		40,014,743

Czech Republic — 5.1%
205,000	CEZ AS (Utilities)	10,609,331
16,500	Komercni Banka AS (Banks)	3,678,015

Shares	Description	Value
Common Stocks — (continued)
Czech Republic — (continued)
165,000	Telefonica Czech Republic AS (Telecommunication Services)	$4,197,462

		18,484,808

Egypt — 0.3%
406,976	Talaat Moustafa Group Holding (Real Estate)*	289,857
304,160	Telecom Egypt SAE (Telecommunication Services)	797,641

		1,087,498

Hong Kong — 3.9%
1,051,000	China Mobile Ltd. (Telecommunication Services)	10,456,242
1,524,000	Citic Pacific Ltd. (Capital Goods)	3,295,549
60,000	CNOOC Ltd. (Energy)	133,561
330,000	TPV Technology Ltd. (Technology Hardware & Equipment)	164,584

		14,049,936

Hungary — 2.6%
776,214	Magyar Telekom Telecommunications PLC (Telecommunication Services)	2,239,995
3,554	MOL Hungarian Oil and Gas PLC (Energy)*	381,367
230,729	OTP Bank PLC (Banks)	6,656,531

		9,277,893

India — 2.4%
86,151	Bajaj Holdings and Investment Ltd. (Diversified Financials)	1,502,621
74,733	Federal Bank Ltd. (Banks)	720,957
156,004	Indiabulls Financial Services Ltd. (Diversified Financials)	640,813
816,931	Indian Bank (Banks)	4,153,304
89,209	Patni Computer Systems Ltd. (Software & Services)	655,094
51,501	Reliance Industries Ltd. (Energy)	963,160

		8,635,949

Indonesia — 7.0%
127,000	PT Astra Agro Lestari Tbk (Food, Beverage & Tobacco)	350,214
352,000	PT Bank Central Asia Tbk (Banks)	342,841
636,500	PT Bank Mandiri Tbk (Banks)	586,355
4,393,500	PT Bank Negara Indonesia (Persero) Tbk (Banks)	2,294,602
3,911,000	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	3,165,806
8,472,500	PT Charoen Pokphand Indonesia Tbk (Food, Beverage & Tobacco)	2,709,642
50,500	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	301,878
763,000	PT Indofood CBP Sukses Makmur Tbk (Food, Beverage & Tobacco)	520,343
13,204,000	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	9,836,205
3,079,000	PT International Nickel Indonesia Tbk (Materials)	1,533,960

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Indonesia — (continued)
3,574,500	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	$1,460,547
2,455,500	PT Perusahaan Gas Negara (Utilities)	1,145,870
2,835,000	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food, Beverage & Tobacco)	781,816
186,500	PT Telekomunikasi Indonesia Tbk (Telecommunication Services)	161,411

		25,191,490

Malaysia — 2.7%
1,241,400	AMMB Holdings Berhad (Diversified Financials)	2,713,302
833,200	Axiata Group Berhad (Telecommunication Services)	1,430,507
87,300	Boustead Holdings Berhad (Capital Goods)	171,763
1,733,900	DRB-Hicom Berhad (Automobiles & Components)	1,308,364
1,114,000	Genting Malaysia Berhad (Consumer Services)	2,218,351
492,300	Malayan Banking Berhad (Banks)	1,451,089
19,600	PPB Group Berhad (Food, Beverage & Tobacco)	114,545
209,800	UMW Holdings Berhad (Automobiles & Components)	522,262

		9,930,183

Mexico — 5.1%
55,000	Alfa SAB de CV Class A (Capital Goods)	805,977
32,820	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	3,160,566
49,480	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	3,580,867
72,270	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)	2,958,734
44,290	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	2,640,570
360,000	Grupo Carso SAB de CV Series A-1 (Capital Goods)	1,006,024
6,630	Grupo Elektra SA de CV (Retailing)	480,136
46,500	Grupo Modelo SAB de CV Series C (Food, Beverage & Tobacco)	287,067
5,430	Industrias Penoles SAB de CV (Materials)	234,043
600,100	Inmuebles Carso SAB de CV (Diversified Financials)*	577,231
443,700	Minera Frisco SAB de CV Series A-1 (Materials)*	2,229,595
126,100	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	348,198

		18,309,008

Philippines — 1.5%
2,208,000	Alliance Global Group, Inc. (Food & Staples Retailing)*	606,775
32,520	Ayala Corp. (Diversified Financials)	251,579
643,820	Banco de Oro Unibank, Inc. (Banks)	976,959

Shares	Description	Value
Common Stocks — (continued)
Philippines — (continued)
1,444,900	DMCI Holdings, Inc. (Capital Goods)	$1,543,147
662,370	The Metropolitan Bank & Trust Co. (Banks)	1,208,901
836,900	Universal Robina Corp. (Food, Beverage & Tobacco)	939,377

		5,526,738

Poland — 6.6%
16,565	Asseco Poland SA (Software & Services)	284,025
43,219	Grupa Lotos SA (Energy)*	592,219
145,606	KGHM Polska Miedz SA (Materials)	9,965,544
287,237	Netia SA (Telecommunication Services)*	598,388
368,525	PGE SA (Utilities)	3,070,425
258,683	Polski Koncern Naftowy Orlen SA (Energy)*	4,335,845
310,064	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	472,496
10,307	Powszechny Zaklad Ubezpieczen SA (Insurance)	1,401,607
108,338	Tauron Polska Energia SA (Utilities)	250,719
439,180	Telekomunikacja Polska SA (Telecommunication Services)	2,748,952

		23,720,220

Russia — 10.0%
47,573,700	Federal Hydrogenerating Co. (Utilities)	2,376,602
1,353,639	OAO Gazprom ADR (Energy)	19,370,120
96,926	OAO Lukoil ADR (Energy)	6,508,581
62,190	OAO Rosneft Oil Co. GDR (Energy)	527,781
68,750	OJSC MMC Norilsk Nickel ADR (Materials)	1,831,924
4,892,484	OJSC Surgutneftegaz Preference S Shares (Energy)	2,519,156
104,696	Sistema JSFC (Registered) GDR (Telecommunication Services)	2,591,226
334,000	United Co. RUSAL PLC (Materials)*	456,683

		36,182,073

South Africa — 2.1%
480,500	AVI Ltd. (Food, Beverage & Tobacco)	2,318,019
152,564	Imperial Holdings Ltd. (Retailing)	2,620,911
140,795	MMI Holdings Ltd. (Insurance)	357,502
67,818	Nedbank Group Ltd. (Banks)	1,424,004
81,016	Telkom SA Ltd. (Telecommunication Services)	433,265
19,143	Tongaat Hulett Ltd. (Food, Beverage & Tobacco)	269,257

		7,422,958

South Korea — 13.6%
14,460	Daeduck Electronics Co. (Technology Hardware & Equipment)	122,096
1,115	Daelim Industrial Co. Ltd. (Capital Goods)	133,397
3,034	Daum Communications Corp. (Software & Services)	379,877
5,060	Hankook Tire Co. Ltd. (Automobiles & Components)	205,768
24,776	Hanwha Chemical Corp. (Materials)	1,092,497

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
1,467	Hyundai Department Store Co. Ltd. (Retailing)	$255,883
34,960	Hyundai Greenfood Co. Ltd. (Retailing)	518,638
1,217	Hyundai Mipo Dockyard Co. Ltd. (Capital Goods)	192,702
93,506	Hyundai Motor Co. Preference Shares (Automobiles & Components)	12,996,735
7,535	Kia Motors Corp. (Automobiles & Components)	552,411
29,570	Kolon Corp. (Materials)	954,667
18,455	Korea Petrochemical Industrial Co. Ltd. (Materials)	2,950,466
164,070	KP Chemical Corp. (Materials)	3,989,650
28,131	LG Corp. (Capital Goods)	2,102,769
45,710	LG Display Co. Ltd. (Technology Hardware & Equipment)	1,176,116
7,600	LG Fashion Corp. (Consumer Durables & Apparel)	338,834
5,702	Lotte Shopping Co. Ltd. (Retailing)	2,458,968
68,520	Macquarie Korea Infrastructure Fund (Diversified Financials)	320,081
44,270	S&T Dynamics Co. Ltd. (Capital Goods)	761,900
19,641	Samsung Card Co. Ltd. (Diversified Financials)	1,117,459
11,606	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,293,651
6,036	Samyang Corp. (Food, Beverage & Tobacco)	666,599
962	Shinsegae Co. Ltd. (Food & Staples Retailing)	299,285
7,005	Sindoh Co. Ltd. (Technology Hardware & Equipment)	329,770
71,837	SK Chemicals Co. Ltd. (Materials)	5,441,942
23,410	SK Networks Co. Ltd. (Capital Goods)	286,268

		48,938,429

Taiwan — 11.5%
187,880	Asustek Computer, Inc. (Technology Hardware & Equipment)	1,512,005
3,839,000	China Manmade Fibers Corp. (Materials)*	1,824,978
699,000	China Motor Corp. (Automobiles & Components)	814,480
1,239,000	China Petrochemical Development Corp. (Materials)*	1,928,772
44,000	China Steel Chemical Corp. (Materials)	250,326
129,000	China Synthetic Rubber Corp. (Materials)	130,851
864,000	Chinatrust Financial Holding Co. Ltd. (Banks)	780,225
4,244,636	Fubon Financial Holding Co. Ltd. (Diversified Financials)	6,924,775
2,478,000	Grand Pacific Petrochemical (Materials)	1,736,360
336,000	Great Wall Enterprise Co. Ltd. (Food, Beverage & Tobacco)	444,669

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
21,000	HTC Corp. (Technology Hardware & Equipment)	$624,697
168,000	Kenda Rubber Industrial Co. Ltd. (Automobiles & Components)*	256,077
339,000	Lien Hwa Industrial Corp. (Food, Beverage & Tobacco)*	277,502
4,323,880	Macronix International Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,160,936
299,440	Pou Chen Corp. (Consumer Durables & Apparel)	267,533
646,102	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	2,533,742
570,000	Sanyang Industry Co. Ltd. (Automobiles & Components)	416,689
117,000	Springsoft, Inc. (Software & Services)	134,604
2,486,000	Systex Corp. (Software & Services)	3,366,557
705,200	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)(a)	8,716,272
391,000	Teco Electric and Machinery Co. Ltd. (Capital Goods)	279,442
3,943,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,771,772
834,000	UPC Technology Corp. (Materials)	659,572
1,343,000	USI Corp. (Materials)	1,840,350
1,349,000	Yuanta Financial Holding Co. Ltd. (Diversified Financials)*	964,477
385,000	Yungtay Engineering Co. Ltd. (Capital Goods)	733,643

		41,351,306

Thailand — 0.2%
121,500	Bangkok Life Assurance PCL (Insurance)	211,805
101,800	Glow Energy PCL (Utilities)	192,635
13,600	Siam Cement PCL (Registered) (Materials)	199,756

		604,196

Turkey — 0.2%
301,335	Eregli Demir ve Celik Fabrikalari TAS (Materials)	708,773
41,316	KOC Holding AS (Capital Goods)	172,421

		881,194

Ukraine — 0.1%
19,502	Kernel Holding SA (Food, Beverage & Tobacco)*	513,764

United Kingdom — 0.3%
69,582	New World Resources PLC Class A (Materials)	932,202

TOTAL COMMON STOCKS		$356,995,214

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Exchange Traded Fund — 0.0%
Other — 0.0%
612	Vanguard MSCI Emerging Markets ETF	$29,596

Shares	Rate	Value
Short-term Investment(b) — 0.1%
JPMorgan U.S. Government Money Market Fund — Capital Shares
326,124	0.010%	$326,124

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$357,350,934

Securities Lending Reinvestment Vehicle(b)(c) — 0.5%
Goldman Sachs Financial Square Money Market Fund — FST Shares
1,722,950	0.110%	$1,722,950

TOTAL INVESTMENTS — 99.7%		$359,073,884

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		1,090,161

NET ASSETS — 100.0%		$360,164,045

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

(c) Represents an affiliated issuer.

Investment Abbreviations:
ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$306,315,520

Gross unrealized gain	64,856,478
Gross unrealized loss	(12,098,114)

Net unrealized security gain	$52,758,364

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.3%
Australia — 2.4%
25,295	Australia & New Zealand Banking Group Ltd. (Banks)	$578,173
267,601	BHP Billiton Ltd. (Materials)	12,236,202
141,601	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	1,758,843
67,929	Commonwealth Bank of Australia (Banks)	3,673,274
253,081	Dexus Property Group (REIT)	240,382
432,195	Foster’s Group Ltd. (Food, Beverage & Tobacco)	2,397,788
208,974	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	206,134
115,925	GPT Group (REIT)	383,335
247,706	Linc Energy Ltd. (Energy)	764,132
76,138	Metcash Ltd. (Food & Staples Retailing)	347,681
1,052,439	QR National Ltd. (Transportation)*	3,880,230
18,583	Rio Tinto Ltd. (Materials)	1,628,102
91,205	Santos Ltd. (Energy)	1,290,400
96,363	TABCORP Holdings Ltd. (Consumer Services)	340,361
898,749	Tatts Group Ltd. (Consumer Services)	2,291,450
278,391	Telstra Corp. Ltd. (Telecommunication Services)	913,197
238,202	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)*	900,209
74,218	Western Areas NL (Materials)	477,885
150,442	Westfield Group (REIT)	1,314,407
515,390	Westfield Retail Trust (REIT)	1,379,725
589,903	Westpac Banking Corp. (Banks)	13,207,931
12,858	Woodside Petroleum Ltd. (Energy)	541,798

		50,751,639

Austria — 0.9%
230,116	OMV AG (Energy)	9,172,945
80,291	Vienna Insurance Group AG Wiener Versicherung Gruppe (Insurance)	4,267,984
117,885	Voestalpine AG (Materials)(a)	6,102,730

		19,543,659

Belgium — 2.3%
90,615	Delhaize Group SA (Food & Staples Retailing)	6,525,859
403,548	Dexia SA (Banks)*(a)	1,066,026
102,478	KBC Groep NV (Banks)	3,615,955
125,339	Solvay SA (Materials)	18,873,118
141,559	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	6,510,710
223,171	Umicore NV (Materials)	11,368,976

		47,960,644

China — 0.3%
2,222,000	Evergrande Real Estate Group Ltd. (Real Estate)	1,666,428
247,500	Shimao Property Holdings Ltd. Class H (Real Estate)	326,391
1,612,000	Soho China Ltd. (Real Estate)	1,458,777

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
1,471,000	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	$1,773,257

		5,224,853

Finland — 0.3%
364,885	Nokia Oyj (Technology Hardware & Equipment)	2,121,841
126,974	Wartsila Oyj (Capital Goods)	3,654,352

		5,776,193

France — 13.1%
17,070	Arkema SA (Materials)	1,665,330
644,333	AXA SA (Insurance)	12,054,827
626,452	BNP Paribas SA (Banks)	40,627,828
83,975	Christian Dior SA (Consumer Durables & Apparel)	13,421,234
49,289	Compagnie de Saint-Gobain (Capital Goods)	2,848,249
30,748	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	2,582,127
215,607	Credit Agricole SA (Banks)	2,646,801
19,224	Fonciere Des Regions SA (REIT)	1,874,556
2,173,737	France Telecom SA (Telecommunication Services)	44,979,649
140,329	Lagardere SCA (Media)	5,450,676
182,616	Legrand SA (Capital Goods)	7,107,786
21,015	L’Oreal SA (Household & Personal Products)	2,528,425
184,178	M6 Metropole Television SA (Media)	4,203,252
268,979	PSA Peugeot Citroen SA (Automobiles & Components)	10,196,293
280,231	Renault SA (Automobiles & Components)	14,951,746
146,365	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	11,372,644
7,391	Societe BIC SA (Commercial & Professional Services)	697,969
358,611	Societe Generale (Banks)	17,751,108
880,857	Total SA (Energy)	47,608,894
28,317	Unibail-Rodamco SE (REIT)	6,304,086
927,450	Vivendi SA (Media)	22,179,016

		273,052,496

Germany — 18.4%
164,565	Adidas AG (Registered) (Consumer Durables & Apparel)	12,215,860
106,401	Allianz SE (Registered) (Insurance)	13,865,649
167,854	BASF SE (Materials)	15,159,101
485,520	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	38,841,729
32,619	Bayerische Motoren Werke AG (Automobiles & Components)	3,260,983
129,290	Beiersdorf AG (Household & Personal Products)	8,329,192
242,776	Celesio AG (Health Care Equipment & Services)	4,665,871

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
337,499	Commerzbank AG (Banks)*	$1,282,879
14,769	Continental AG (Automobiles & Components)*	1,471,029
120,180	Daimler AG (Registered) (Automobiles & Components)	8,712,518
225,348	Deutsche Bank AG (Registered) (Diversified Financials)	12,390,231
743,748	Deutsche Post AG (Registered) (Transportation)	13,131,350
1,117,913	Deutsche Telekom AG (Registered) (Telecommunication Services)	17,425,739
31,680	Douglas Holding AG (Retailing)	1,527,181
2,561,123	E.ON AG (Utilities)	70,618,240
25,707	HeidelbergCement AG (Materials)	1,413,816
238,923	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	16,107,588
703,469	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	7,058,663
78,385	K+S AG (Materials)	6,254,110
125,068	Lanxess AG (Materials)	10,038,764
60,926	Leoni AG (Automobiles & Components)	3,427,779
112,410	MAN SE (Capital Goods)	13,368,220
88,986	Metro AG (Food & Staples Retailing)	4,912,017
171,534	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	25,313,374
39,333	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)	3,022,586
65,717	RWE AG (Utilities)	3,445,197
312,924	Siemens AG (Registered) (Capital Goods)	39,993,662
55,757	Stada Arzneimittel AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,124,345
313,262	Suedzucker AG (Food, Beverage & Tobacco)(a)	11,045,406
514,297	TUI AG (Consumer Services)*	4,753,302
25,397	Volkswagen AG (Automobiles & Components)	4,641,439
25,752	Volkswagen AG Preference Shares (Automobiles & Components)	5,140,523

		384,958,343

Hong Kong — 2.4%
1,394,800	AIA Group Ltd. (Insurance)*	5,123,092
1,469,500	BOC Hong Kong Holdings Ltd. (Banks)	4,386,411
63,000	Cheung Kong Holdings Ltd. (Real Estate)	960,551
700,000	CLP Holdings Ltd. (Utilities)	6,473,659
537,249	Esprit Holdings Ltd. (Retailing)	1,564,103
1,304,000	First Pacific Co. Ltd. (Diversified Financials)	1,311,119
92,000	Great Eagle Holdings Ltd. (Real Estate)	302,986
51,000	Hang Lung Group Ltd. (Real Estate)	306,816

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
111,000	Hongkong Land Holdings Ltd. (Real Estate)	$744,609
484,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	171,875
521,000	Hutchison Whampoa Ltd. (Capital Goods)	6,069,118
502,000	KWG Property Holding Ltd. (Real Estate)	350,118
1,572,256	New World Development Ltd. (Real Estate)	2,312,514
249,000	Orient Overseas International Ltd. (Transportation)	1,413,307
73,000	Power Assets Holdings Ltd. (Utilities)	603,431
386,000	Swire Pacific Ltd. Class A (Real Estate)	5,429,932
28,000	Television Broadcasts Ltd. (Media)	191,490
410,858	The Link REIT (REIT)	1,435,612
1,235,000	Wheelock & Co. Ltd. (Real Estate)	5,303,293
993,600	Wynn Macau Ltd. (Consumer Services)	3,460,671
446,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	1,431,911

		49,346,618

Ireland — 0.5%
330,168	CRH PLC (Materials)	6,453,766
105,196	Kerry Group PLC Class A (Food, Beverage & Tobacco)	4,354,756

		10,808,522

Israel — 0.7%
277,471	Bank Hapoalim BM (Banks)	1,371,968
285,890	Bank Leumi Le-Israel BM (Banks)	1,327,036
266,252	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	644,968
2,081	Elbit Systems Ltd. (Capital Goods)	98,438
61,586	Israel Chemicals Ltd. (Materials)	1,035,479
58,926	Makhteshim Agan Industries Ltd. (Materials)*	324,339
35,879	Mizrahi Tefahot Bank Ltd. (Banks)	376,997
19,393	NICE Systems Ltd. ADR (Software & Services)*	692,718
16,183	Partner Communications Co. Ltd. (Telecommunication Services)	232,151
179,033	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	8,350,099
458	The Israel Corp. Ltd. (Materials)	496,806

		14,950,999

Italy — 4.4%
265,088	Atlantia SpA (Transportation)	4,908,220
91,863	Autogrill SpA (Consumer Services)	1,209,041
4,998,324	Enel SpA (Utilities)	28,787,088
631,619	ENI SpA (Energy)	13,725,745
1,466,667	Fiat SpA (Automobiles & Components)	14,491,301
1,541,261	Finmeccanica SpA (Capital Goods)	11,826,288
335,252	Pirelli & C. SpA (Automobiles & Components)	3,476,099

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
7,704,450	Telecom Italia SpA (Telecommunication Services)	$9,372,605
2,197,512	UniCredit SpA (Banks)	3,920,078

		91,716,465

Japan — 20.0%
30,600	Adeka Corp. (Materials)	315,121
28,500	Aisin Seiki Co. Ltd. (Automobiles & Components)	1,093,637
99,700	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	1,120,648
1,728,000	Amada Co. Ltd. (Capital Goods)	13,394,918
261,000	Asahi Glass Co. Ltd. (Capital Goods)	3,015,504
55,700	Asahi Group Holdings, Ltd. (Food, Beverage & Tobacco)	1,178,630
1,337,000	Asahi Kasei Corp. (Materials)	9,458,207
241,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	9,390,040
3,700	Benesse Holdings, Inc. (Consumer Services)	159,968
244,100	Brother Industries Ltd. (Technology Hardware & Equipment)	3,807,896
9,700	Calbee Inc (Food, Beverage & Tobacco)	408,236
27,000	Calsonic Kansei Corp. (Automobiles & Components)	176,123
507	Central Japan Railway Co. (Transportation)	4,368,833
9,500	Century Tokyo Leasing Corp. (Diversified Financials)	183,216
28,600	Coca-Cola Central Japan Co. Ltd. (Food, Beverage & Tobacco)	394,131
9,200	Coca-Cola West Co. Ltd. (Food, Beverage & Tobacco)	184,040
103,000	Cosmo Oil Co. Ltd. (Energy)	310,875
12,800	Credit Saison Co. Ltd. (Diversified Financials)	217,099
18,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	204,391
14,000	Daido Metal Co. Ltd. (Automobiles & Components)	149,984
29,500	Daifuku Co. Ltd. (Capital Goods)	190,209
27,800	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	574,484
153,600	Daito Trust Construction Co. Ltd. (Real Estate)	14,785,100
176,000	Daiwa House Industry Co. Ltd. (Real Estate)	2,371,832
52,000	Dena Co. Ltd. (Retailing)	2,589,177
384,000	Denki Kagaku Kogyo KK (Materials)	1,852,714
9,600	Electric Power Development Co. Ltd. (Utilities)	253,840
59,100	Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment)*(a)	545,552
20,500	F.C.C. Co. Ltd. (Automobiles & Components)	492,107

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
1,186,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	$9,495,472
2,556	Fuji Media Holdings, Inc. (Media)	3,958,354
276,600	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	8,353,337
69,000	Fujikura Ltd. (Capital Goods)	326,050
25,000	Fujitsu General Ltd. (Consumer Durables & Apparel)	211,352
40,000	Furukawa Electric Co. Ltd. (Capital Goods)	171,857
65,000	GS Yuasa Corp. (Capital Goods)	450,853
107,300	Hitachi Chemical Co. Ltd. (Materials)(a)	2,125,844
17,600	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	396,992
18,400	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	398,546
229,000	Hitachi Ltd. (Technology Hardware & Equipment)	1,412,119
584,500	Honda Motor Co. Ltd. (Automobiles & Components)	23,190,599
11,800	Horiba Ltd. (Technology Hardware & Equipment)	391,581
11,300	House Foods Corp. (Food, Beverage & Tobacco)	203,498
17,700	Idemitsu Kosan Co. Ltd. (Energy)	2,055,299
231,000	IHI Corp. (Capital Goods)	622,426
980,000	Isuzu Motors Ltd. (Automobiles & Components)	4,860,319
4,900	Japan Petroleum Exploration Co. (Energy)	249,630
30	Japan Real Estate Investment Corp. (REIT)	300,571
674	Japan Retail Fund Investment Corp. (REIT)	1,050,924
259	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,173,752
34,000	JTEKT Corp. (Capital Goods)	498,428
1,507,600	JX Holdings, Inc. (Energy)	10,900,075
562,000	Kaneka Corp. (Materials)	3,595,884
94,500	Kao Corp. (Household & Personal Products)	2,672,387
284,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	929,414
586	KDDI Corp. (Telecommunication Services)	4,354,446
69,000	Kinugawa Rubber Industrial Co. Ltd. (Automobiles & Components)(a)	567,248
41,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	603,787
320,500	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	2,593,030
17,100	Kuraray Co. Ltd. (Materials)	258,158
15,000	Kyorin Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	312,814

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
28,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$298,619
18,500	Kyushu Electric Power Co., Inc. (Utilities)	291,421
43,000	Makino Milling Machine Co. Ltd. (Capital Goods)	422,941
41,000	Marubeni Corp. (Capital Goods)	307,646
25,600	Marui Group Co. Ltd. (Retailing)	209,640
206,000	Mitsubishi Chemical Holdings Corp. (Materials)	1,605,724
147,000	Mitsubishi Electric Corp. (Capital Goods)	1,735,782
627,100	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,184,334
31,050	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	1,341,963
451,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	956,168
65,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	235,263
604,000	Mitsui OSK Lines Ltd. (Transportation)	3,162,788
3,099,000	Mizuho Financial Group, Inc. (Banks)	5,069,445
231,000	Mizuho Securities Co. Ltd. (Diversified Financials)*	561,189
5,200	Musashi Seimitsu Industry Co. Ltd. (Automobiles & Components)	141,348
63,100	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	798,415
28,600	Nichiha Corp. (Capital Goods)	276,612
20,700	Nintendo Co. Ltd. (Software & Services)	3,282,741
76	Nippon Building Fund, Inc. (REIT)	777,933
145,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	1,824,497
2,240,000	Nippon Express Co. Ltd. (Transportation)	9,879,352
122,000	Nippon Soda Co. Ltd. (Materials)	574,803
504,600	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	24,955,191
4,660	Nippon Television Network Corp. (Media)	709,951
37,000	Nippon Thompson Co. Ltd. (Capital Goods)	298,025
652,000	Nippon Yusen Kabushiki Kaisha (Transportation)	2,387,251
102,200	Nissan Chemical Industries Ltd. (Materials)	1,219,676
2,090,400	Nissan Motor Co. Ltd. (Automobiles & Components)	22,244,942
414,500	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	5,295,334
999,000	Nisshin Steel Co. Ltd. (Materials)	2,075,366
69,000	Nisshinbo Holdings, Inc. (Consumer Durables & Apparel)	679,220
82,000	NKSJ Holdings, Inc. (Insurance)	541,064

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
194,900	Nomura Holdings, Inc. (Diversified Financials)	$946,185
68	Nomura Real Estate Office Fund, Inc. (REIT)	446,039
123,000	NSK Ltd. (Capital Goods)	1,194,161
74,000	NTN Corp. (Capital Goods)	446,855
990	Obic Co. Ltd. (Software & Services)	194,650
10,200	Omron Corp. (Technology Hardware & Equipment)	287,104
1,918,000	Osaka Gas Co. Ltd. (Utilities)	7,594,157
123,000	Pacific Metals Co. Ltd. (Materials)	915,434
4,600	Pigeon Corp. (Household & Personal Products)	176,617
15,600	Pola Orbis Holdings, Inc. (Household & Personal Products)	439,245
248,550	Promise Co. Ltd. (Diversified Financials)*	2,180,844
642,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	6,906,199
60,300	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,513,922
30,000	Ryobi Ltd. (Capital Goods)	138,825
3,700	Ryohin Keikaku Co. Ltd. (Retailing)	192,990
238,400	Sapporo Hokuyo Holdings, Inc. (Banks)	1,030,429
251,400	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	5,403,834
18,000	Seino Holdings Corp. (Transportation)	138,399
60,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	554,359
13,300	Shikoku Electric Power Co., Inc. (Utilities)	290,759
14,700	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	310,179
845	SKY Perfect JSAT Holdings, Inc. (Media)	370,542
1,030,100	Sojitz Corp. (Capital Goods)	2,037,502
1,118,800	Sumitomo Corp. (Capital Goods)	15,767,471
836,400	Sumitomo Electric Industries Ltd. (Capital Goods)	12,486,102
97,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	681,661
126,000	Sumitomo Metal Mining Co. Ltd. (Materials)	2,231,140
229,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	7,207,248
52,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	150,511
27,500	Suzuki Motor Corp. (Automobiles & Components)	636,928
86,850	T&D Holdings, Inc. (Insurance)	2,125,053
529,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	25,270,388
43,000	TDK Corp. (Technology Hardware & Equipment)	2,215,082
276,000	Teijin Ltd. (Materials)	1,233,082

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2,404,000	The Bank of Yokohama Ltd. (Banks)	$11,774,287
97,700	The Kansai Electric Power Co., Inc. (Utilities)	1,645,808
135,000	The Yokohama Rubber Co. Ltd. (Automobiles & Components)	818,508
15,000	THK Co. Ltd. (Capital Goods)	388,880
128,000	Toho Zinc Co. Ltd. (Materials)	641,415
307,700	Tokio Marine Holdings, Inc. (Insurance)	9,073,776
100,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	5,425,713
864,000	Tokyu Land Corp. (Real Estate)	4,056,115
22,000	TonenGeneral Sekiyu KK (Energy)	276,327
591,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	4,673,709
1,080,000	Tosoh Corp. (Materials)	4,579,028
12,000	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	296,851
15,800	Toyota Tsusho Corp. (Capital Goods)	276,573
57,000	Tsudakoma Corp. (Capital Goods)*(a)	151,363
7,900	United Arrows Ltd. (Retailing)	160,089
21,410	USS Co. Ltd. (Retailing)	1,704,028
139,300	West Japan Railway Co. (Transportation)	5,927,753
10,600	Yamatake Corp. (Technology Hardware & Equipment)	242,110
6,800	Yamato Kogyo Co. Ltd. (Materials)	203,979
78,000	Zeon Corp. (Materials)	846,193

		418,092,603

Luxembourg — 0.5%
336,796	ArcelorMittal SA (Materials)(a)	10,498,304

Netherlands — 7.2%
167,063	Aegon NV (Insurance)*	956,059
166,564	Akzo Nobel NV (Materials)	10,174,194
10,775	Corio NV (REIT)	656,930
140,150	Heineken Holding NV (Food, Beverage & Tobacco)	7,121,159
264,505	ING Groep NV CVA (Diversified Financials)*	2,838,400
692,606	Koninklijke DSM NV (Materials)	39,269,801
664,712	Koninklijke KPN NV (Telecommunication Services)(a)	9,479,483
677,706	Koninklijke Philips Electronics NV (Capital Goods)	16,832,531
939,080	Royal Dutch Shell PLC Class A (Energy)	34,466,676
805,088	Royal Dutch Shell PLC Class B (Energy)	29,478,824

		151,274,057

New Zealand — 0.2%
147,724	Auckland International Airport Ltd. (Transportation)	293,082
62,452	Fletcher Building Ltd. (Materials)	446,012
129,170	Sky City Entertainment Group Ltd. (Consumer Services)	417,396

Shares	Description	Value
Common Stocks — (continued)
New Zealand — (continued)
1,058,237	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	$2,417,295

		3,573,785

Norway — 2.1%
120,762	Cermaq ASA (Food, Beverage & Tobacco)*	1,687,748
2,024,351	Marine Harvest ASA (Food, Beverage & Tobacco)	1,178,299
1,562,786	Statoil ASA (Energy)	38,517,498
43,619	Yara International ASA (Materials)	2,491,526

		43,875,071

Singapore — 2.0%
786,000	CapitaMall Trust (REIT)	1,229,432
428,000	DBS Group Holdings Ltd. (Banks)	5,515,549
521,000	Fraser and Neave Ltd. (Capital Goods)	2,593,213
1,093,000	Genting Singapore PLC (Consumer Services)*	1,721,791
4,058,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	2,454,357
1,165,000	Hutchison Port Holdings Trust Class U (Transportation)*	885,400
92,523	Jardine Cycle & Carriage Ltd. (Retailing)	3,712,519
425,000	Neptune Orient Lines Ltd. (Transportation)	507,202
947,000	Sembcorp Industries Ltd. (Capital Goods)	3,980,904
362,000	SembCorp Marine Ltd. (Capital Goods)	1,618,601
1,717,780	Singapore Telecommunications Ltd. (Telecommunication Services)	4,786,145
180,000	Swiber Holdings Ltd. (Energy)*	103,747
426,000	United Overseas Bank Ltd. (Banks)	7,225,150
1,341,000	UOL Group Ltd. (Real Estate)	5,738,041

		42,072,051

South Africa — 0.1%
285,471	Aquarius Platinum Ltd. (Materials)	1,323,623

Spain — 2.0%
258,551	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,708,319
336,925	Banco Popular Espanol SA (Banks)(a)	1,740,412
1,591,711	Banco Santander SA (Banks)(a)	16,753,224
146,188	Ferrovial SA (Capital Goods)	1,863,948
94,357	Gas Natural SDG SA (Utilities)	1,896,894
544,415	Repsol YPF SA (Energy)(a)	17,169,827

		42,132,624

Sweden — 3.1%
48,902	Alfa Laval AB (Capital Goods)	1,020,336
66,622	Atlas Copco AB Class A (Capital Goods)	1,572,244
600,538	Boliden AB (Materials)	10,379,189
650,788	Investor AB Class B (Diversified Financials)	14,133,990
835,115	Nordea Bank AB (Banks)	8,882,305
209,117	Scania AB Class B (Capital Goods)	4,065,444

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
86,159	Skandinaviska Enskilda Banken AB Class A (Banks)	$655,710
223,991	Skanska AB Class B (Capital Goods)	3,642,559
363,156	Swedish Match AB (Food, Beverage & Tobacco)	13,505,227
133,615	Tele2 AB Class B (Telecommunication Services)	2,841,441
360,867	TeliaSonera AB (Telecommunication Services)	2,759,624
60,892	Trelleborg AB Class B (Capital Goods)	675,616

		64,133,685

Switzerland — 0.9%
1,497,049	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	11,803,032
326,111	Xstrata PLC (Materials)	6,880,408

		18,683,440

United Kingdom — 13.5%
174,718	AMEC PLC (Energy)	3,012,283
215,847	Anglo American PLC (Materials)	10,216,630
415,357	Ashtead Group PLC (Capital Goods)	1,092,411
184,658	Associated British Foods PLC (Food, Beverage & Tobacco)	3,237,677
860,402	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	41,805,958
2,017,995	Aviva PLC (Insurance)	13,142,137
2,743,393	BAE Systems PLC (Capital Goods)	13,658,040
717,864	Barclays PLC (Banks)	2,604,806
513,343	Barratt Developments PLC (Consumer Durables & Apparel)*	827,107
85,707	Berendsen PLC (Commercial & Professional Services)	759,614
208,371	BHP Billiton PLC (Materials)	7,783,706
291,164	Bodycote PLC (Capital Goods)	1,841,947
489,232	Booker Group PLC (Food & Staples Retailing)	592,249
109,923	BP PLC ADR (Energy)(b)	4,994,901
15,843	BP PLC (Energy)	119,403
312,889	Cookson Group PLC (Capital Goods)	3,292,035
15,803	Croda International PLC (Materials)	491,885
77,550	Dairy Crest Group PLC (Food, Beverage & Tobacco)	476,696
281,053	Devro PLC (Food, Beverage & Tobacco)	1,193,011
1,257,124	Drax Group PLC (Utilities)	11,021,550
217,803	Eurasian Natural Resources Corp. PLC (Materials)	2,747,093
85,084	Fenner PLC (Capital Goods)	538,678
142,398	Greggs PLC (Food, Beverage & Tobacco)	1,189,806
126,913	Heritage Oil PLC (Energy)*	538,094
39,780	Hochschild Mining PLC (Materials)	311,425
3,622,803	HSBC Holdings PLC (Banks)	35,319,878
735,546	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	25,462,033
1,797,264	J Sainsbury PLC (Food & Staples Retailing)	8,949,614

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
341,946	John Wood Group PLC (Energy)	$3,730,456
312,252	Kazakhmys PLC (Materials)	6,859,536
347,689	Land Securities Group PLC (REIT)	4,858,140
1,013,466	Legal & General Group PLC (Insurance)	1,857,135
69,009	Lonmin PLC (Materials)	1,430,842
503,518	Marks & Spencer Group PLC (Retailing)	2,853,379
96,432	Micro Focus International PLC (Software & Services)	457,640
126,545	Pearson PLC (Media)	2,428,293
174,568	Persimmon PLC (Consumer Durables & Apparel)	1,317,382
30,860	Petrofac Ltd. (Energy)	706,052
1,136,594	Premier Foods PLC (Food, Beverage & Tobacco)*	338,804
937,172	Resolution Ltd. (Insurance)	4,236,999
261,154	Rio Tinto PLC (Materials)	18,434,528
21,118	Rotork PLC (Capital Goods)	547,798
12,032	Spirax-Sarco Engineering PLC (Capital Goods)	369,763
214,241	Tate & Lyle PLC (Food, Beverage & Tobacco)	2,135,216
3,000,856	Thomas Cook Group PLC (Consumer Services)	3,219,474
193,829	Vedanta Resources PLC (Materials)	5,603,921
61,626	Victrex PLC (Materials)	1,471,654
501,085	Vodafone Group PLC ADR (Telecommunication Services)(b)	14,080,488
256,413	Vodafone Group PLC (Telecommunication Services)	719,073
1,564,278	WM Morrison Supermarkets PLC (Food & Staples Retailing)	7,451,222

		282,328,462

TOTAL COMMON STOCKS		$2,032,078,136

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$2,032,078,136

Securities Lending Reinvestment Vehicle(c)(d) — 2.9%
Goldman Sachs Financial Square Money Market Fund — FST Shares
61,444,416	0.110%	$61,444,416

TOTAL INVESTMENTS — 100.2%		$2,093,522,552

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(4,306,590)

NET ASSETS — 100.0%		$2,089,215,962

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(c) Represents an affiliated issuer.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Current Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	608	September 2011	$23,361,005	$(822,522)
FTSE 100 Index	116	September 2011	11,014,162	(102,075)
Hang Seng Index	5	August 2011	716,119	2,842
MSCI Singapore Index	8	August 2011	484,611	1,683
SPI 200 Index	25	September 2011	3,005,358	(132,657)
TSE TOPIX Index	71	September 2011	7,756,186	32,002

TOTAL				$(1,020,727)

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,054,194,981

Gross unrealized gain	203,636,419
Gross unrealized loss	(164,308,848)

Net unrealized security gain	$39,327,571

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 98.5%
Australia — 8.8%
125,582	Acrux Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$565,819
51,536	Aditya Birla Minerals Ltd. (Materials)	84,213
272,601	APA Group (Utilities)	1,203,124
53,640	Aquila Resources Ltd. (Energy)*	394,473
54,184	Ardent Leisure Group (REIT)	71,704
52,438	Astro Japan Property Group (REIT)	157,927
290,275	Ausdrill Ltd. (Materials)	1,038,296
102,124	Australand Property Group (REIT)	281,467
376,870	Australian Infrastructure Fund (Transportation)	809,726
547,031	Beach Energy Ltd. (Energy)	602,982
14,581	Billabong International Ltd. (Consumer Durables & Apparel)	94,204
44,460	BT Investment Management Ltd. (Diversified Financials)	109,410
63,605	BWP Trust (REIT)	120,533
140,580	Cabcharge Australia Ltd. (Commercial & Professional Services)	763,608
14,544	Challenger Ltd. (Diversified Financials)	78,081
77,369	Charter Hall Group (REIT)	177,708
184,302	Charter Hall Retail REIT (REIT)	631,241
335,882	Consolidated Media Holdings Ltd. (Media)	892,574
280,071	Dart Energy Ltd. (Energy)*	207,344
227,802	Downer EDI Ltd. (Commercial & Professional Services)	956,941
504,506	DUET Group (Utilities)	856,406
595,372	Emeco Holdings Ltd. (Capital Goods)	751,321
531,700	Envestra Ltd. (Utilities)	396,700
435,913	FKP Property Group (Real Estate)	303,846
207,166	FlexiGroup Ltd. (Diversified Financials)	478,701
877,749	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	865,821
135,634	iiNET Ltd. (Telecommunication Services)	359,058
1,747,030	ING Office Fund (REIT)	1,228,041
73,062	Invocare Ltd. (Consumer Services)	563,956
86,991	JB Hi-Fi Ltd. (Retailing)(a)	1,432,038
551,325	Linc Energy Ltd. (Energy)	1,700,746
439,749	Macmahon Holdings Ltd. (Capital Goods)	278,799
45,470	McMillan Shakespeare Ltd. (Commercial & Professional Services)	463,031
444,884	Minara Resources Ltd. (Materials)	326,611
93,274	Mincor Resources NL (Materials)	91,492
42,278	Monadelphous Group Ltd. (Capital Goods)	888,277
45,777	Myer Holdings Ltd. (Retailing)	116,060
119,163	Navitas Ltd. (Consumer Services)	492,309
751,571	Nexus Energy Ltd. (Energy)*	231,162
28,942	NRW Holdings Ltd. (Capital Goods)	89,999
242,549	PanAust Ltd. (Materials)*	1,091,479
367,709	PMP Ltd. (Commercial & Professional Services)	211,746

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
58,434	Primary Health Care Ltd. (Health Care Equipment & Services)	$207,748
46,380	Programmed Maintenance Services Ltd. (Commercial & Professional Services)	100,033
244,701	Roc Oil Co. Ltd. (Energy)*	89,967
91,212	Salmat Ltd. (Commercial & Professional Services)	342,486
16,187	Seven Group Holdings Ltd. (Capital Goods)	162,477
174,039	Spotless Group Ltd. (Commercial & Professional Services)	389,783
80,139	St Barbara Ltd. (Materials)*	162,034
161,436	STW Communications Group Ltd. (Media)	166,273
56,648	TPG Telecom Ltd. (Telecommunication Services)	94,743
350,610	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)*	1,325,020
383,911	Western Areas NL (Materials)	2,471,981
31,027	Wotif.com Holdings Ltd. (Retailing)(a)	156,644

		28,128,163

Austria — 1.4%
6,116	Andritz AG (Capital Goods)	593,272
2,874	Flughafen Wien AG (Transportation)	141,854
26,249	Oesterreichische Post AG (Transportation)	781,017
3,262	Rosenbauer International AG (Capital Goods)	171,082
45,430	Strabag SE (Capital Goods)	1,306,731
33,301	Wienerberger AG (Capital Goods)	533,367
34,722	Zumtobel AG (Capital Goods)(a)	814,224

		4,341,547

Belgium — 1.4%
64,110	Agfa-Gevaert NV (Health Care Equipment & Services)*	252,620
11,366	Arseus NV (Health Care Equipment & Services)	184,588
20,272	Compagnie Maritime Belge SA (Transportation)	511,797
9,975	Gimv NV (Diversified Financials)	608,869
14,838	Omega Pharma SA (Health Care Equipment & Services)	733,220
28,786	Recticel SA (Materials)	305,733
56,697	RHJ International SA (Diversified Financials)*	380,455
33,470	Tessenderlo Chemie NV (Materials)(a)	1,343,490
1,286	Tessenderlo Chemie NV — Strip VVPR (Materials)	369
1,903	Warehouses De Pauw SCA (REIT)	103,908

		4,425,049

Bermuda — 0.8%
5,285	Alliance Oil Co. Ltd. SDR (Energy)*	89,260
2,160,000	Apollo Solar Energy Technology Holdings Ltd. (Semiconductors & Semiconductor Equipment)*	84,157

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Bermuda — (continued)
89,267	Catlin Group Ltd. (Insurance)	$605,451
12,747	Frontline Ltd. (Energy)	148,207
29,000	GuocoLeisure Ltd. (Consumer Services)	17,212
23,001	Hiscox Ltd. (Insurance)	153,628
508,000	IT Ltd. (Retailing)	498,456
54,524	Lancashire Holdings Ltd. (Insurance)	623,411
214,095	Northern Offshore Ltd. (Energy)	423,019

		2,642,801

China — 0.1%
140,000	China Minzhong Food Corp. Ltd. (Food, Beverage & Tobacco)*	164,806

Cyprus — 0.6%
55,055	ProSafe SE (Energy)	409,421
253,763	Songa Offshore SE (Energy)*	1,396,741

		1,806,162

Denmark — 1.1%
8,707	D/S Norden A/S (Transportation)	286,654
40,812	East Asiatic Co. Ltd. A/S (Food, Beverage & Tobacco)	1,264,315
11,569	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	89,743
60,234	GN Store Nord A/S (Health Care Equipment & Services)	545,122
7,374	Royal UNIBREW A/S (Food, Beverage & Tobacco)	501,112
14,252	Schouw & Co. A/S (Capital Goods)	357,341
3,314	SimCorp A/S (Software & Services)	613,603

		3,657,890

Finland — 1.2%
6,945	Amer Sports Oyj Class A (Consumer Durables & Apparel)	105,210
2,058	Cargotec Oyj Class B (Capital Goods)	79,441
59,763	Huhtamaki Oyj (Materials)	777,291
82,427	Kemira Oyj (Materials)	1,323,684
22,909	M-Real Oyj Class B (Materials)*	84,358
5,168	Outotec Oyj (Capital Goods)	253,815
145,740	Sponda Oyj (Real Estate)	802,492
8,997	Tieto Oyj (Software & Services)	133,389
9,685	Uponor Oyj (Capital Goods)	142,983
9,233	YIT Oyj (Capital Goods)	204,607

		3,907,270

France — 4.6%
15,777	Alten Ltd. (Software & Services)	588,583
14,835	Altran Technologies SA (Software & Services)*	118,063
49,402	Assystem SA (Commercial & Professional Services)(a)	1,127,798
9,937	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)	424,214
25,611	Cegid Group (Software & Services)	739,321
2,830	CFAO SA (Retailing)	120,906
2,042	Ciments Francais SA (Materials)	210,783
29,518	Club Mediterranee (Consumer Services)*(a)	699,605
1,078	Esso SA (Energy)	132,084
1,385	Faiveley Transport SA (Capital Goods)	116,441

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
5,706	Groupe Steria SCA (Software & Services)	$144,400
220,635	Havas SA (Media)	1,032,750
9,663	Nexans SA (Capital Goods)	833,754
22,943	Nexity SA (Consumer Durables & Apparel)	1,032,026
1,212	Pierre & Vacances SA (Consumer Services)	95,816
11,007	Plastic Omnium SA (Automobiles & Components)	381,544
37,655	Rhodia SA (Materials)	1,701,875
2,951	Saft Groupe SA (Capital Goods)	95,958
7,023	Societe de la Tour Eiffel (REIT)	605,279
5,623	Sword Group (Software & Services)	139,286
175,282	Technicolor (Media)*(a)	967,551
39,340	Valeo SA (Automobiles & Components)	2,410,023
11,428	Zodiac Aerospace (Capital Goods)	988,442

		14,706,502

Germany — 6.3%
62,890	Air Berlin PLC (Transportation)*(a)	269,293
33,212	Aixtron SE (Semiconductors & Semiconductor Equipment)(a)	892,233
19,390	Aurubis AG (Materials)	1,200,280
32,413	Bechtle AG (Software & Services)	1,485,589
4,415	Bilfinger Berger SE (Capital Goods)	435,430
3,801	Biotest AG (Pharmaceuticals, Biotechnology & Life Sciences)	277,452
6,830	Biotest AG Preference Shares (Pharmaceuticals, Biotechnology & Life Sciences)	471,564
6,812	Carl Zeiss Meditec AG (Health Care Equipment & Services)	151,078
14,504	Cewe Color Holding AG (Commercial & Professional Services)	636,061
6,528	Delticom AG (Retailing)	681,666
18,097	Deutsche Beteiligungs AG (Diversified Financials)	480,416
11,860	Deutsche Wohnen AG (Real Estate)	192,570
4,063	Draegerwerk AG & Co. KGaA (Health Care Equipment & Services)	394,716
15,355	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	1,906,074
5,234	Duerr AG (Capital Goods)	233,873
22,133	Freenet AG (Telecommunication Services)	267,844
8,769	Fuchs Petrolub AG (Materials)	424,677
2,218	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	112,273
5,069	Gesco AG (Capital Goods)	487,422
13,886	Gildemeister AG (Capital Goods)*	254,523
8,712	H&R WASAG AG (Materials)	250,491
21,807	Homag Group AG (Capital Goods)	461,617
8,286	Indus Holding AG (Capital Goods)(a)	257,102
14,194	IVG Immobilien AG (Real Estate)*	97,622
26,495	Jenoptik AG (Technology Hardware & Equipment)*	206,127

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
33,461	Jungheinrich AG Preference Shares (Capital Goods)	$1,382,163
13,631	Kloeckner & Co. SE (Capital Goods)	331,934
28,793	Leoni AG (Automobiles & Components)	1,619,933
23,920	Medion AG (Retailing)(a)	454,036
5,035	Morphosys AG (Pharmaceuticals, Biotechnology & Life Sciences)*	142,562
9,107	MTU Aero Engines Holding AG (Capital Goods)	672,331
23,823	QSC AG (Telecommunication Services)*	88,636
5,749	R. Stahl AG (Capital Goods)	219,323
8,363	Rheinmetall AG (Capital Goods)	699,987
6,596	Sixt AG Preference Shares (Transportation)	132,446
13,008	Software AG (Software & Services)	634,061
25,052	Stada Arzneimittel AG (Pharmaceuticals, Biotechnology & Life Sciences)	954,483
6,311	Symrise AG (Materials)	172,408

		20,032,296

Greece — 0.5%
68,685	Eurobank Properties Real Estate Investment Co. (REIT)	551,697
38,178	Hellenic Exchanges SA (Diversified Financials)	267,672
13,475	Hellenic Petroleum SA (Energy)	124,398
405,084	Marfin Investment Group SA (Diversified Financials)*	261,873
9,962	Motor Oil (Hellas) Corinth Refineries SA (Energy)	113,130
15,906	Mytilineos Holdings SA (Materials)*	111,809

		1,430,579

Hong Kong — 3.1%
844,000	Bonjour Holdings Ltd. (Retailing)	151,315
299,000	Brightoil Petroleum Holdings Ltd. (Energy)	112,318
70,000	Cafe de Coral Holdings Ltd. (Consumer Services)	176,266
560,000	Chen Hsong Holdings Ltd. (Capital Goods)	262,763
3,044,000	China Ting Group Holdings Ltd. (Consumer Durables & Apparel)	316,361
270,000	China WindPower Group Ltd. (Utilities)*	20,758
46,000	Chow Sang Sang Holdings International Ltd. (Retailing)	173,823
98,000	City Telecom HK Ltd. (Telecommunication Services)	55,352
311,000	Dah Chong Hong Holdings Ltd. (Retailing)	408,213
472,500	Dickson Concepts International Ltd. (Retailing)	357,296
1,086,000	First Pacific Co. Ltd. (Diversified Financials)	1,091,929
404,000	Giordano International Ltd. (Retailing)	307,742
128,000	Glorious Sun Enterprises Ltd. (Consumer Durables & Apparel)	51,446
45,194	Great Eagle Holdings Ltd. (Real Estate)	148,838

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
549,000	G-Resources Group Ltd. (Software & Services)*	$43,754
499,700	HKR International Ltd. (Real Estate)	283,243
1,060,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	376,421
954,000	Johnson Electric Holdings Ltd. (Capital Goods)	560,926
356,000	King Stone Energy Group Ltd. (Health Care Equipment & Services)*	89,292
2,538,000	Lai Sun Development Co. Ltd. (Real Estate)*	66,639
91,200	Man Wah Holdings Ltd. (Consumer Durables & Apparel)	82,759
555,000	Melco International Development Ltd. (Consumer Services)	685,509
924,000	Midland Holdings Ltd. (Real Estate)	537,048
152,000	Mongolia Energy Corp. Ltd. (Energy)*	19,269
360,000	Natural Beauty Bio-Technology Ltd. (Household & Personal Products)	78,524
438,000	Next Media Ltd. (Media)*	61,257
184,000	Norstar Founders Group Ltd. (Automobiles & Components)*	—
664,330	Pacific Andes International Holdings Ltd. (Food, Beverage & Tobacco)	75,835
350,000	Pacific Century Premium Developments Ltd. (Real Estate)*	66,922
547,000	Pacific Textiles Holdings Ltd. (Consumer Durables & Apparel)	379,370
1,204,000	Pico Far East Holdings Ltd. (Media)	242,434
1,155,000	Prosperity Real Estate Investment Trust (REIT)	278,476
158,000	Public Financial Holdings Ltd. (Diversified Financials)	90,049
434,000	Regal Hotels International Holdings Ltd. (Consumer Services)	175,686
109,138	Shui On Construction and Materials Ltd. (Capital Goods)	142,826
404,000	Shun Tak Holdings Ltd. (Capital Goods)	265,792
780,000	Singamas Container Holdings Ltd. (Capital Goods)	269,696
64,500	SmarTone Telecommunications Holding Ltd. (Telecommunication Services)	99,597
591,000	Sunlight Real Estate Investment Trust (REIT)	192,608
264,500	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	275,960
74,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	104,162
100,000	Tian An China Investments Co. Ltd. (Real Estate)	60,305
340,000	Titan Petrochemicals Group Ltd. (Energy)*	20,700
50,000	Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)	36,504
590,000	VST Holdings Ltd. (Technology Hardware & Equipment)*	149,758

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
42,900	VTech Holdings Ltd. (Technology Hardware & Equipment)	$501,540
162,000	Win Hanverky Holdings Ltd. (Consumer Durables & Apparel)	20,786

		9,968,067

Indonesia — 0.0%
15,792	PT Salim Ivomas Pratama Tbk (Food, Beverage & Tobacco)*	2,637

Ireland — 0.8%
282,557	Beazley PLC (Insurance)	597,782
268,529	Fyffes PLC (Food & Staples Retailing)	162,057
90,236	Grafton Group PLC (Capital Goods)	377,311
23,495	Kingspan Group PLC (Capital Goods)	236,320
7,102	Paddy Power PLC (Consumer Services)	347,476
367,051	Total Produce PLC (Food & Staples Retailing)	208,329
197,899	United Drug PLC (Health Care Equipment & Services)	664,243

		2,593,518

Israel — 1.0%
28,221	Africa-Israel Investments Ltd. (Real Estate)*	169,524
53,797	Alony Hetz Properties & Investments Ltd. (Real Estate)	286,829
4,446	AL-ROV (Israel) Ltd. (Real Estate)*	135,078
12,974	Amot Investments Ltd. (Real Estate)	36,260
13,527	AudioCodes Ltd. (Technology Hardware & Equipment)*	73,583
1,262	B Communications Ltd. (Telecommunication Services)*	32,000
254	Bayside Land Corp. Ltd. (Real Estate)	60,124
27,784	British Israel Investments Ltd. (REIT)	101,860
18,117	Clal Industries and Investments Ltd. (Capital Goods)	119,265
5,371	Clal Insurance Enterprise Holdings Ltd. (Insurance)	120,513
10,460	Delek Automotive Systems Ltd. (Retailing)	111,522
7,995	Discount Investment Corp. (Registered) (Capital Goods)	110,442
3,247	F.I.B.I. Holdings Ltd. (Banks)*	64,940
1,784	FMS Enterprises Migun Ltd. (Capital Goods)	41,466
19,738	Frutarom Industries Ltd. (Materials)	210,365
1,290	Harel Insurance Investments & Financial Services Ltd. (Insurance)	67,314
5,383	Hot Telecommunication System (Media)*	89,432
3,169	J.O.E.L Jerusalem Oil Exploration (Energy)*	55,978
5,770	Jerusalem Economy Ltd. (Real Estate)	64,108
7,054	Koor Industries Ltd. (Capital Goods)*	115,520
13,172	Matrix IT Ltd. (Software & Services)	76,935
5,267	Mellanox Technologies Ltd. (Semiconductors & Semiconductor Equipment)*	179,692
13,465	NetVision Ltd. (Software & Services)	187,697

Shares	Description	Value
Common Stocks — (continued)
Israel — (continued)
260,927	Oil Refineries Ltd. (Energy)*	$175,753
409	Osem Investments Ltd. (Food, Beverage & Tobacco)	6,776
454	Paz Oil Co. Ltd. (Energy)	71,542
4,768	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Food & Staples Retailing)	174,613
39,252	Shufersal Ltd. (Food & Staples Retailing)	220,215
1,420	Strauss Group Ltd. (Food, Beverage & Tobacco)	21,309
1,576	The Israel Land Development Co. Ltd. (Media)	13,898
8,556	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)*	8,972
21,006	Union Bank of Israel Ltd. (Banks)	96,764

		3,300,289

Italy — 2.9%
68,311	Autostrada Torino-Milano SpA (Transportation)	798,055
55,064	Banca Piccolo Credito Valtellinese Scarl (Banks)	227,346
18,830	Banca Popolare dell’Emilia Romagna SCRL (Banks)	189,285
81,356	Banca Popolare di Milano Scarl (Banks)	175,493
23,071	Banco di Desio e della Brianza SpA (Banks)	116,094
170,152	Benetton Group SpA (Consumer Durables & Apparel)(a)	1,180,777
105,120	Beni Stabili SpA (REIT)	93,583
7,927	Brembo SpA (Automobiles & Components)	106,516
39,529	Danieli & C. Officine Meccaniche SpA (Capital Goods)(a)	1,056,047
97,314	Danieli & C. Officine Meccaniche SpA RSP (Capital Goods)	1,417,298
45,120	De’Longhi SpA (Consumer Durables & Apparel)	555,548
65,565	ERG SpA (Energy)	873,182
106,996	Geox SpA (Consumer Durables & Apparel)	549,731
88,951	Hera SpA (Utilities)	175,369
92,426	IMMSI SpA (Automobiles & Components)	103,857
71,533	Indesit Co. SpA (Consumer Durables & Apparel)	570,425
18,549	Recordati SpA (Pharmaceuticals, Biotechnology & Life Sciences)	202,072
25,073	Safilo Group SpA (Consumer Durables & Apparel)*	337,781
219,548	Saras SpA (Energy)*	450,668
5,462	Societa Cattolica di Assicurazioni SCRL (Insurance)	132,170
36,622	Sorin SpA (Health Care Equipment & Services)*	102,681

		9,413,978

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — 26.1%
58,300	Adeka Corp. (Materials)	$600,377
91,600	Aichi Corp. (Capital Goods)	421,647
22,100	Aisan Industry Co. Ltd. (Automobiles & Components)	219,749
28,800	Alpen Co. Ltd. (Retailing)	498,075
28,800	Alpine Electronics, Inc. (Consumer Durables & Apparel)	430,071
21,400	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	240,540
19,400	Amano Corp. (Capital Goods)	185,223
4,400	AOKI Holdings, Inc. (Retailing)	72,233
39,600	Aoyama Trading Co. Ltd. (Retailing)	690,870
20,000	Arc Land Sakamoto Co. Ltd. (Retailing)	358,829
32,900	Arcs Co. Ltd. (Food & Staples Retailing)	575,542
42,600	Arisawa Manufacturing Co. Ltd. (Technology Hardware & Equipment)	233,378
34,000	Asahi Diamond Industrial Co. Ltd. (Capital Goods)	804,057
7,600	Asahi Holdings, Inc. (Commercial & Professional Services)	172,028
11,700	ASKUL Corp. (Retailing)	176,298
493,000	Atsugi Co. Ltd. (Consumer Durables & Apparel)	626,444
17,000	Autobacs Seven Co. Ltd. (Retailing)	765,332
34,300	Avex Group Holdings, Inc. (Media)	465,494
115,800	Belluna Co. Ltd. (Retailing)	802,637
53,000	Best Denki Co. Ltd. (Retailing)*	165,982
39	BLife Investment Corp. (REIT)	272,850
5,000	BML, Inc. (Health Care Equipment & Services)	134,017
17,700	C. Uyemura & Co. Ltd. (Materials)	786,077
30,000	Calsonic Kansei Corp. (Automobiles & Components)	195,692
6,800	Canon Electronics, Inc. (Technology Hardware & Equipment)	186,736
29,200	Century Tokyo Leasing Corp. (Diversified Financials)	563,149
55,000	Chugai Ro Co. Ltd. (Capital Goods)	186,216
15,000	Circle K Sunkus Co. Ltd. (Food & Staples Retailing)	248,374
51,200	Coca-Cola Central Japan Co. Ltd. (Food, Beverage & Tobacco)	705,578
1,600	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	74,520
3,100	Create SD Holdings Co. Ltd. (Food & Staples Retailing)	69,063
363	CyberAgent, Inc. (Media)	1,265,091
51,000	Daifuku Co. Ltd. (Capital Goods)	328,835
16,000	Daihen Corp. (Capital Goods)	60,692
80,900	Daiichikosho Co. Ltd. (Media)	1,370,316
109,000	Daikyo, Inc. (Real Estate)*	211,024
37,000	Dainippon Screen Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	290,878
98,000	Daiwa Industries Ltd. (Capital Goods)	511,033
17,000	Denki Kogyo Co. Ltd. (Technology Hardware & Equipment)	80,616

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
25	Dr. Ci:Labo Co. Ltd. (Household & Personal Products)	$135,490
44,700	DTS Corp. (Software & Services)	501,209
99,000	Ebara Corp. (Capital Goods)	582,277
39,400	EDION Corp. (Retailing)	408,859
6,500	Eizo Nanao Corp. (Technology Hardware & Equipment)	121,320
2,400	Exedy Corp. (Automobiles & Components)	90,684
6,600	F.C.C. Co. Ltd. (Automobiles & Components)	158,434
106	Fields Corp. (Consumer Durables & Apparel)	189,234
43,200	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	910,339
42,000	Fuji Oil Co. Ltd. (Food, Beverage & Tobacco)	639,919
13,000	Fukuyama Transporting Co. Ltd. (Transportation)	75,922
175,000	Furukawa-Sky Aluminum Corp. (Materials)	655,914
24,700	Furuno Electric Co. Ltd. (Technology Hardware & Equipment)	150,897
17,700	Fuyo General Lease Co. Ltd. (Diversified Financials)	627,236
81	Global One Real Estate Investment Corp. (REIT)	704,740
36,100	Glory Ltd. (Capital Goods)	844,294
7,960	Goldcrest Co. Ltd. (Real Estate)	186,943
53,000	H2O Retailing Corp. (Retailing)	404,880
49,000	Hakuto Co. Ltd. (Technology Hardware & Equipment)	490,209
8,300	Heiwa Corp. (Consumer Durables & Apparel)	134,776
68,000	Hitachi Cable Ltd. (Capital Goods)	195,633
4,700	Hitachi Capital Corp. (Diversified Financials)	69,075
80,800	Hitachi Transport System Ltd. (Transportation)	1,452,383
106,000	Hitachi Zosen Corp. (Capital Goods)	174,325
4,800	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	215,005
14,100	Horiba Ltd. (Technology Hardware & Equipment)	467,906
3,600	Hoshizaki Electric Co. Ltd. (Capital Goods)	81,715
26,000	House Foods Corp. (Food, Beverage & Tobacco)	468,226
42,000	IBJ Leasing Co. Ltd. (Diversified Financials)	1,031,395
33,700	Iida Home Max Co. Ltd. (Real Estate)	308,483
69,200	Inabata & Co. Ltd. (Capital Goods)	438,587
11,000	IT Holdings Corp. (Software & Services)	106,809
23,400	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	289,600
61	Japan Excellent, Inc. (REIT)	300,937

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
23,700	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	$267,252
76,000	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,074,326
49,500	Kasumi Co. Ltd. (Food & Staples Retailing)	298,406
6,600	Keihin Corp. (Automobiles & Components)	147,253
17,000	Kinki Sharyo Co. Ltd. (Capital Goods)	68,870
26,000	Kitz Corp. (Capital Goods)	147,690
325,000	Kiyo Holdings, Inc. (Banks)	459,860
10,500	Koa Corp. (Technology Hardware & Equipment)	128,026
21,100	Kojima Co. Ltd. (Retailing)(a)	149,416
68,300	Komori Corp. (Capital Goods)	572,718
22,200	Kose Corp. (Household & Personal Products)	584,034
3,400	K’s Holdings Corp. (Retailing)	159,043
126,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	251,807
52,000	Kureha Corp. (Materials)	249,982
15,000	KYB Co. Ltd. (Automobiles & Components)	122,242
51,000	Kyodo Printing Co. Ltd. (Commercial & Professional Services)	128,413
110,000	Kyorin Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	2,293,972
26,800	Kyowa Exeo Corp. (Capital Goods)	265,173
16,000	Makino Milling Machine Co. Ltd. (Capital Goods)	157,373
9,000	Mandom Corp. (Household & Personal Products)	265,121
43,000	Marudai Food Co. Ltd. (Food, Beverage & Tobacco)	147,504
63,000	Maruzen Showa Unyu Co. Ltd. (Transportation)	217,580
8,800	Matsuya Foods Co. Ltd. (Consumer Services)	170,407
11,400	Megane TOP Co. Ltd. (Retailing)	184,804
19,800	Megmilk Snow Brand Co. Ltd. (Food, Beverage & Tobacco)	368,535
5,200	Melco Holdings, Inc. (Technology Hardware & Equipment)	149,549
196	MID REIT, Inc. (REIT)	530,768
29,900	Ministop Co. Ltd. (Food & Staples Retailing)	563,887
135,000	Mitsubishi Kakoki Kaisha Ltd. (Capital Goods)	323,075
20,600	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)	386,956
224,000	Mitsubishi Steel Manufacturing Co. Ltd. (Materials)	790,854
41,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	148,397
147,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	699,093

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
8,000	Mochida Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$85,482
31,000	Morinaga & Co. Ltd. (Food, Beverage & Tobacco)	75,295
7,000	Musashi Seimitsu Industry Co. Ltd. (Automobiles & Components)	190,276
8,540	Nafco Co. Ltd. (Retailing)	161,260
11,800	Nagase & Co. Ltd. (Capital Goods)	155,779
600	Nakanishi, Inc. (Health Care Equipment & Services)	62,354
102,000	Nakayama Steel Works Ltd. (Materials)*	138,551
112,600	Namura Shipbuilding Co. Ltd. (Capital Goods)	500,819
22,100	NEC Fielding Ltd. (Software & Services)	281,101
50	Net One Systems Co. Ltd. (Software & Services)	119,805
21,000	Nichias Corp. (Capital Goods)	129,623
18,900	Nichiha Corp. (Capital Goods)	182,796
7,700	Nichii Gakkan Co. (Health Care Equipment & Services)	71,251
37,000	Nichirei Corp. (Food, Beverage & Tobacco)	163,828
4,500	Nihon Kohden Corp. (Health Care Equipment & Services)	125,075
18,000	Nippo Corp. (Capital Goods)	144,753
201,000	Nippon Beet Sugar Manufacturing Co. Ltd. (Food, Beverage & Tobacco)	461,043
44,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	208,590
40,000	Nippon Konpo Unyu Soko Co. Ltd. (Transportation)	456,255
93,000	Nippon Light Metal Co. Ltd. (Materials)	196,574
21,000	Nippon Seiki Co. Ltd. (Automobiles & Components)	249,272
70,800	Nippon Signal Co. Ltd. (Capital Goods)	534,139
162,000	Nippon Soda Co. Ltd. (Materials)	763,263
82,000	Nippon Valqua Industries Ltd. (Materials)	246,557
26,700	Nipro Corp. (Health Care Equipment & Services)	490,626
145,000	Nishimatsu Construction Co. Ltd. (Capital Goods)	217,103
50,000	Nissan Shatai Co. Ltd. (Automobiles & Components)	413,029
27,000	Nissin Corp. (Transportation)	71,763
11,000	Nissin Electric Co. Ltd. (Capital Goods)	108,344
14,200	Nissin Kogyo Co. Ltd. (Automobiles & Components)	262,306
16,700	Nitto Kogyo Corp. (Capital Goods)	194,412
16,700	Noevir Holdings Co. Ltd. (Household & Personal Products)*	195,450
123,000	NOF Corp. (Materials)	559,800
11	Nomura Real Estate Residential Fund, Inc. (REIT)	61,719
4,700	Noritz Corp. (Capital Goods)	97,012

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2,700	Ohsho Food Service Corp. (Consumer Services)	$67,983
14,000	Oiles Corp. (Capital Goods)	293,233
8,000	OKUMA Corp. (Capital Goods)	84,738
20,000	Okuwa Co. Ltd. (Food & Staples Retailing)	236,608
19,000	Onward Holdings Co. Ltd. (Consumer Durables & Apparel)	160,203
139	Orix JREIT, Inc. (REIT)	765,910
27	Osaka Securities Exchange Co. Ltd. (Diversified Financials)	134,918
13,500	Osaka Steel Co. Ltd. (Materials)	262,321
51,000	Pacific Metals Co. Ltd. (Materials)	379,570
2,600	Paramount Bed Co. Ltd. (Health Care Equipment & Services)	73,438
15,800	Parco Co. Ltd. (Retailing)	134,643
10,600	Pigeon Corp. (Household & Personal Products)	406,988
2,590	Point, Inc. (Retailing)	116,043
89,250	Promise Co. Ltd. (Diversified Financials)*	783,103
6,600	Resorttrust, Inc. (Consumer Services)	96,181
19,800	Ricoh Leasing Co. Ltd. (Diversified Financials)	475,661
23,600	Riso Kagaku Corp. (Technology Hardware & Equipment)	367,060
24,000	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	287,014
91,000	Ryobi Ltd. (Capital Goods)	421,103
9,200	Ryohin Keikaku Co. Ltd. (Retailing)	479,866
99,000	Sakai Chemical Industry Co. Ltd. (Materials)	441,949
120,000	San-Ai Oil Co. Ltd. (Energy)	676,845
77,000	Sanden Corp. (Automobiles & Components)	406,167
6,100	Sangetsu Co. Ltd. (Consumer Durables & Apparel)	156,446
100,000	Sankyu, Inc. (Transportation)	481,693
8,200	Sanoh Industrial Co. Ltd. (Automobiles & Components)	77,703
36,300	Sanshin Electronics Co. Ltd. (Technology Hardware & Equipment)	289,577
17,000	Sanyo Chemical Industries Ltd. (Materials)	134,352
47,900	Sapporo Hokuyo Holdings, Inc. (Banks)	207,037
98,000	Sasebo Heavy Industries Co. Ltd. (Capital Goods)	183,566
90,000	Seika Corp. (Capital Goods)	255,271
5,900	Seikagaku Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	67,489
49,000	Seino Holdings Corp. (Transportation)	376,753
14,900	Seiren Co. Ltd. (Consumer Durables & Apparel)	94,397
16	Sekisui House SI Investment Co. (REIT)	73,312
22,000	Sekisui Jushi Corp. (Capital Goods)	232,424
31,000	Sekisui Plastics Co. Ltd. (Materials)	138,676

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
40,000	Senko Co. Ltd. (Transportation)	$148,928
10,100	Shimachu Co. Ltd. (Retailing)	251,874
11,000	Shinko Plantech Co. Ltd. (Energy)	129,149
51,500	Shinko Shoji Co. Ltd. (Technology Hardware & Equipment)	413,332
81,000	Shinmaywa Industries Ltd. (Capital Goods)	321,385
80,000	Shinsho Corp. (Capital Goods)	209,777
4,200	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	88,622
22,000	Shizuoka Gas Co. Ltd. (Utilities)	139,101
30,300	Sintokogio Ltd. (Capital Goods)	314,825
2,943	SKY Perfect JSAT Holdings, Inc. (Media)	1,290,539
18,500	Sodick Co. Ltd. (Capital Goods)	159,884
33	So-net Entertainment Corp. (Software & Services)	160,891
23,000	SRI Sports Ltd. (Consumer Durables & Apparel)	255,517
32,600	Star Micronics Co. Ltd. (Technology Hardware & Equipment)	368,429
34,400	Start Today Co. Ltd. (Retailing)	857,441
115,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	332,861
1,730	Sumitomo Real Estate Sales Co. Ltd. (Real Estate)	79,831
48,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	259,123
38,800	Tachi-S Co. Ltd. Class S (Automobiles & Components)	751,685
64,000	Taihei Kogyo Co. Ltd. (Capital Goods)	263,317
37,000	Takiron Co. Ltd. (Materials)	135,485
16,000	The 77 Bank Ltd. (Banks)	70,160
88,000	The Bank of Nagoya Ltd. (Banks)	276,077
18,400	The Bank of Okinawa Ltd. (Banks)	862,589
11,800	The Chiba Kogyo Bank Ltd. (Banks)*	68,793
28,000	The Hokkoku Bank Ltd. (Banks)	98,455
133,000	The Keiyo Bank Ltd. (Banks)	701,086
3,600	The Musashino Bank Ltd. (Banks)	126,852
21,000	The Nippon Synthetic Chemical Industry Co. Ltd. (Materials)	141,890
28,000	The San-In Godo Bank Ltd. (Banks)	217,428
70,000	The Sumitomo Warehouse Co. Ltd. (Transportation)	341,297
190,000	The Toho Bank Ltd. (Banks)	456,445
13,000	The Tokyo Tomin Bank Ltd. (Banks)	175,225
2,500	The Yachiyo Bank Ltd. (Banks)	74,746
83,000	The Yokohama Rubber Co. Ltd. (Automobiles & Components)	503,231
9,900	TKC Corp. (Software & Services)	219,536
188,000	Toa Corp. (Capital Goods)	334,189
114,000	Toagosei Co. Ltd. (Materials)	630,070
9,600	Tocalo Co. Ltd. (Capital Goods)	224,940
122,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	371,615
3,500	Tokyo Ohka Kogyo Co. Ltd. (Materials)	78,366
14,100	Tokyu Livable, Inc. (Real Estate)	137,953

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
166	Tokyu REIT, Inc. (REIT)	$1,034,293
19	Top REIT, Inc. (REIT)	105,403
40,300	Toppan Forms Co. Ltd. (Commercial & Professional Services)	339,025
46,700	Topre Corp. (Automobiles & Components)	510,648
35,300	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	674,165
203,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	860,776
1,900	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	111,623
47,000	Toyo Ink SC Holdings Co. Ltd. (Materials)	222,226
57,000	Toyo Tire & Rubber Co. Ltd. (Automobiles & Components)	158,452
9,600	TS Tech Co. Ltd. (Automobiles & Components)	183,247
63,000	Tsubakimoto Chain Co. (Capital Goods)	404,537
15,000	Tsukishima Kikai Co. Ltd. (Capital Goods)	132,883
4,900	Tsuruha Holdings, Inc. (Food & Staples Retailing)	252,147
71	TV Asahi Corp. (Media)	114,353
28,800	Unipres Corp. (Automobiles & Components)	833,296
4,700	United Arrows Ltd. (Retailing)	95,243
557	United Urban Investment Corp. (REIT)	673,120
24,030	Usen Corp. (Media)*	17,480
3,600	Xebio Co. Ltd. (Retailing)	85,270
37,500	Yamatake Corp. (Technology Hardware & Equipment)	856,520
21,000	Yodogawa Steel Works Ltd. (Materials)	88,421
38,500	Yonekyu Corp. (Food, Beverage & Tobacco)	297,801
18,300	Yorozu Corp. (Automobiles & Components)(a)	467,941
10,600	Zensho Co. Ltd. (Consumer Services)	137,287
67,000	Zeon Corp. (Materials)	726,858

		83,253,104

Luxembourg — 0.2%
17,056	APERAM (Materials)	474,301
69,452	Regus PLC (Commercial & Professional Services)	120,326

		594,627

Netherlands — 1.7%
31,808	Accell Group NV (Consumer Durables & Apparel)	824,767
27,536	Beter Bed Holding NV (Retailing)	687,275
54,284	Koninklijke BAM Groep NV (Capital Goods)	305,766
47,190	Koninklijke Wessanen NV (Food, Beverage & Tobacco)	205,604
52,230	Mediq NV (Health Care Equipment & Services)	973,980

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
7,995	Nutreco NV (Food, Beverage & Tobacco)	$555,889
17,706	TomTom NV (Consumer Durables & Apparel)*(a)	83,761
34,444	VastNed Offices/Industrial NV (REIT)	567,073
16,413	Vastned Retail NV (REIT)	1,118,573

		5,322,688

New Zealand — 0.3%
276,957	Air New Zealand Ltd. (Transportation)	285,405
103,413	Goodman Property Trust (REIT)	90,062
256,644	New Zealand Oil & Gas Ltd. (Energy)	153,384
160,649	Nuplex Industries Ltd. (Materials)	387,351
23,933	Sky Network Television Ltd. (Media)	121,367

		1,037,569

Norway — 1.4%
16,062	Aker ASA Class A (Energy)	424,244
13,329	Austevoll Seafood ASA (Food, Beverage & Tobacco)	73,384
67,008	Cermaq ASA (Food, Beverage & Tobacco)*	936,492
25,329	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	508,057
1,428,602	Marine Harvest ASA (Food, Beverage & Tobacco)	831,536
56,099	Norwegian Property ASA (Real Estate)	117,819
51,520	TGS Nopec Geophysical Co. ASA (Energy)	1,502,774
15,745	Veidekke ASA (Capital Goods)	136,270

		4,530,576

Portugal — 0.5%
284,984	Banco BPI SA (Registered) (Banks)*	384,009
113,358	Brisa Auto-Estradas de Portugal SA (Transportation)	527,142
296,012	Mota-Engil SGPS SA (Capital Goods)	552,942
285,838	Sonae (Capital Goods)	272,762

		1,736,855

Singapore — 2.5%
122,000	Ascott Residence Trust (REIT)	119,972
90,000	Banyan Tree Holdings Ltd. (Consumer Services)	65,365
152,000	Cache Logistics Trust (REIT)	125,035
528,000	CapitaCommercial Trust (REIT)	617,906
53,000	CH Offshore Ltd. (Energy)	18,267
242,000	China Aviation Oil Singapore Corp. Ltd. (Energy)	246,739
193,000	China XLX Fertiliser Ltd. (Materials)	56,039
291,000	CWT Ltd. (Transportation)	311,444
6,000	Elec & Eltek International Co. Ltd. (Technology Hardware & Equipment)	21,989
104,000	First Resources Ltd. (Food, Beverage & Tobacco)	122,052
1,364,400	Fortune Real Estate Investment Trust (REIT)	722,157
350,800	Frasers Commercial Trust (REIT)	253,052
392,000	Hi-P International Ltd. (Capital Goods)	301,252
156,000	Ho Bee Investment Ltd. (Real Estate)	181,965

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
107,000	Hong Leong Asia Ltd. (Capital Goods)	$193,333
19,000	Hotel Properties Ltd. (Consumer Services)	36,472
248,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)*	344,011
149,000	Jaya Holdings Ltd. (Capital Goods)*	70,058
51,000	K-Green Trust (Commercial & Professional Services)	45,320
95,000	KS Energy Ltd. (Capital Goods)*	83,508
672,000	Lippo-Mapletree Indonesia Retail Trust (REIT)	359,970
118,000	M1 Ltd. (Telecommunication Services)	255,894
95,160	Mapletree Logistics Trust (REIT)	72,684
722,400	Metro Holdings Ltd. (Retailing)	486,759
36,000	Parkway Life Real Estate Investment Trust (REIT)	55,580
173,000	SATS Ltd. (Transportation)	361,346
97,000	Stamford Land Corp. Ltd. (Consumer Services)	50,670
724,000	Starhill Global REIT (REIT)	390,217
165,000	Straits Asia Resources Ltd. (Energy)	413,636
255,000	STX OSV Holdings Ltd. (Capital Goods)	324,059
234,000	Suntec Real Estate Investment Trust (REIT)	298,029
19,000	Super Group Ltd. (Food, Beverage & Tobacco)	22,729
597,000	Swiber Holdings Ltd. (Energy)*	344,095
240,600	UOB-Kay Hian Holdings Ltd. (Diversified Financials)	333,399
30,000	Venture Corp. Ltd. (Technology Hardware & Equipment)	196,337
12,000	Wheelock Properties Singapore Ltd. (Real Estate)	18,463
63,000	Wing Tai Holdings Ltd. (Real Estate)	77,293
45,000	Yanlord Land Group Ltd. (Real Estate)	46,428

		8,043,524

South Africa — 0.6%
432,715	Aquarius Platinum Ltd. (Materials)	2,006,339

Spain — 2.0%
42,790	Antena 3 de Television SA (Media)(a)	339,185
11,809	Baron de Ley SA (Food, Beverage & Tobacco)*	806,845
30,896	Bolsas y Mercados Espanoles (Diversified Financials)(a)	884,830
36,040	Corp. Financiera Alba SA (Diversified Financials)	1,914,615
28,867	Duro Felguera SA (Capital Goods)	230,791
67,427	Ebro Foods SA (Food, Beverage & Tobacco)	1,308,183
35,897	NH Hoteles SA (Consumer Services)*	224,945
8,957	Obrascon Huarte Lain SA (Capital Goods)	284,666
13,017	Sacyr Vallehermoso SA (Capital Goods)	107,388
12,502	Vueling Airlines SA (Transportation)*	128,183

		6,229,631

Sweden — 3.9%
44,906	Betsson AB (Consumer Services)*	1,056,582

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
29,807	Castellum AB (Real Estate)	$431,188
8,200	D. Carnegie & Co. AB (Diversified Financials)*	—
76,016	East Capital Explorer AB (Diversified Financials)	831,313
139,456	Fabege AB (Real Estate)	1,343,961
27,845	Hexpol AB (Capital Goods)	765,221
55,357	Industrial & Financial Systems AB Class B (Software & Services)	1,062,459
6,871	JM AB (Consumer Durables & Apparel)	133,091
65,974	Klovern AB (Real Estate)	306,202
202,706	Kungsleden AB (Real Estate)	1,861,598
9,964	Loomis AB Class B (Commercial & Professional Services)	135,015
52,789	Oresund Investment AB (Diversified Financials)	832,773
94,866	Saab AB Class B (Capital Goods)	2,069,038
80,081	Trelleborg AB Class B (Capital Goods)	888,524
46,629	Wallenstam AB Class B (Real Estate)	475,381
26,984	Wihlborgs Fastigheter AB (Real Estate)	378,865

		12,571,211

Switzerland — 5.1%
1,299	Acino Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	135,771
4,602	Advanced Digital Broadcast Holdings SA (Registered) (Consumer Durables & Apparel)*	114,444
2,659	Charles Voegele Holding AG (Retailing)*	134,124
24,477	Clariant AG (Registered) (Materials)*	384,869
7,521	Coltene Holding AG (Registered) (Health Care Equipment & Services)*	401,071
5,792	Compagnie Financiere Tradition SA (Diversified Financials)	732,233
2,060	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	1,485,187
351	Galenica AG (Registered) (Health Care Equipment & Services)	237,448
1,478	Georg Fischer AG (Registered) (Capital Goods)*	784,085
815	Gurit Holding AG (Materials)*	546,751
6,325	Helvetia Holding AG (Registered) (Insurance)	2,553,712
5,385	Inficon Holding AG (Registered) (Technology Hardware & Equipment)*	1,043,626
242,771	Informa PLC (Media)	1,603,904
10,035	Kardex AG (Registered) (Capital Goods)*	233,611
677	Komax Holding AG (Registered) (Capital Goods)*	79,738
13,341	Nobel Biocare Holding AG (Registered) (Health Care Equipment & Services)*	255,217
20,760	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	176,147
102,597	Petroplus Holdings AG (Energy)*	1,406,511

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
3,002	PSP Swiss Property AG (Registered) (Real Estate)*	$303,881
1,185	Rieter Holding AG (Registered) (Capital Goods)*	273,091
4,972	Schweizerische National-Versicherungs-Gesellschaft (Registered) Class V (Insurance)	194,256
291,912	Swisslog Holding AG (Registered) (Capital Goods)*	328,429
17,478	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	1,475,100
1,502	Valora Holding AG (Registered) (Retailing)	449,426
272	Zehnder Group AG (Capital Goods)	862,594

		16,195,226

United Kingdom — 19.6%
45,353	Afren PLC (Energy)*	103,897
223,167	African Barrick Gold Ltd. (Materials)	1,929,669
153,188	Amlin PLC (Insurance)	1,011,913
96,757	Anglo Pacific Group PLC (Energy)	508,230
57,132	Ashmore Group PLC (Diversified Financials)	377,449
115,915	Ashtead Group PLC (Capital Goods)	304,863
697,624	Barratt Developments PLC (Consumer Durables & Apparel)*	1,124,023
20,548	Bellway PLC (Consumer Durables & Apparel)	222,116
148,927	Berendsen PLC (Commercial & Professional Services)	1,319,928
124,857	Big Yellow Group PLC (REIT)	586,794
349,411	Bodycote PLC (Capital Goods)	2,210,426
213,387	Booker Group PLC (Food & Staples Retailing)	258,320
46,991	Bovis Homes Group PLC (Consumer Durables & Apparel)	317,228
177,681	Cable & Wireless Communications PLC (Telecommunication Services)	107,912
85,266	Cape PLC (Commercial & Professional Services)	778,177
103,022	Collins Stewart Hawkpoint PLC (Diversified Financials)	124,715
159,098	Computacenter PLC (Software & Services)	1,279,642
124,145	Cookson Group PLC (Capital Goods)	1,306,181
12,340	Croda International PLC (Materials)	384,095
153,073	Dairy Crest Group PLC (Food, Beverage & Tobacco)	940,933
307,148	Debenhams PLC (Retailing)	335,449
22,122	Dechra Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	170,667
25,396	Derwent London PLC (REIT)	745,963
258,700	Devro PLC (Food, Beverage & Tobacco)	1,098,127
14,206	Dignity PLC (Consumer Services)	186,548
199,794	Diploma PLC (Technology Hardware & Equipment)	1,191,906

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
399,294	Domino’s Pizza UK & IRL PLC (Consumer Services)	$3,283,770
507,824	Drax Group PLC (Utilities)	4,452,232
363,884	DS Smith PLC (Materials)	1,403,796
16,961	Dunelm Group PLC (Retailing)	130,851
674,596	Elementis PLC (Materials)	1,802,710
663,422	F&C Asset Management PLC (Diversified Financials)	766,638
65,087	Fenner PLC (Capital Goods)	412,074
353,452	Filtrona PLC (Materials)	1,980,713
20,766	Firstgroup PLC (Transportation)	124,034
192,310	GKN PLC (Automobiles & Components)	705,955
10,318	Go-Ahead Group PLC (Transportation)	262,765
56,338	Grainger PLC (Real Estate)	108,752
69,669	Great Portland Estates PLC (REIT)	474,471
173,425	Greene King PLC (Consumer Services)	1,389,741
32,176	Greggs PLC (Food, Beverage & Tobacco)	268,846
40,884	Gulfsands Petroleum PLC (Energy)*	141,019
34,242	Halfords Group PLC (Retailing)	180,947
134,727	Hamworthy PLC (Capital Goods)	1,522,784
29,697	Hargreaves Lansdown PLC (Diversified Financials)	277,401
64,437	Healthcare Locums PLC (Health Care Equipment & Services)	118,991
37,602	Heritage Oil PLC (Energy)	159,427
40,901	Highland Gold Mining Ltd. (Materials)*	119,084
11,090	Hochschild Mining PLC (Materials)	86,820
135,591	Hunting PLC (Energy)	1,734,568
36,847	IMI PLC (Capital Goods)	632,419
216,232	Intermediate Capital Group PLC (Diversified Financials)	941,883
162,122	International Personal Finance PLC (Diversified Financials)	836,605
193,387	Interserve PLC (Capital Goods)	1,056,265
54,834	JKX Oil & Gas PLC (Energy)	214,339
48,241	John Wood Group PLC (Energy)	526,285
244,077	Laird PLC (Technology Hardware & Equipment)	752,002
79,023	Logica PLC (Software & Services)	150,717
153,759	Marston’s PLC (Consumer Services)	259,564
88,662	Mcbride PLC (Household & Personal Products)	191,014
209,725	Melrose PLC (Capital Goods)	1,226,191
35,419	Melrose Resources PLC (Energy)	119,184
66,742	Micro Focus International PLC (Software & Services)	316,739
138,747	Misys PLC (Software & Services)*	900,529
91,783	Mondi PLC (Materials)	897,850
143,650	Morgan Crucible Co. PLC (Capital Goods)	772,588
21,251	Mothercare PLC (Retailing)	141,632
216,557	Paragon Group of Companies PLC (Banks)	686,112
48,747	Persimmon PLC (Consumer Durables & Apparel)	367,870
11,829	Petropavlovsk PLC (Materials)	154,492

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
1,920,391	Premier Foods PLC (Food, Beverage & Tobacco)*	$572,444
18,370	Premier Oil PLC (Energy)*	121,906
302,292	PV Crystalox Solar PLC (Semiconductors & Semiconductor Equipment)	96,758
618,898	QinetiQ Group PLC (Capital Goods)*	1,143,800
47,831	Restaurant Group PLC (Consumer Services)	229,569
31,119	Rightmove PLC (Media)	622,865
91,191	Robert Wiseman Dairies PLC (Food, Beverage & Tobacco)	483,110
13,363	SDL PLC (Software & Services)	148,604
510,949	Senior PLC (Capital Goods)	1,559,016
54,654	Spectris PLC (Technology Hardware & Equipment)	1,406,029
62,458	Stobart Group Ltd. (Transportation)	141,685
27,102	SuperGroup PLC (Retailing)*	471,645
568,243	TT electronics PLC (Technology Hardware & Equipment)	1,800,193
37,842	Unite Group PLC (Real Estate)*	131,375
21,208	Valiant Petroleum PLC (Energy)*	200,516
133,487	Vectura Group PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	223,184
215,866	William Hill PLC (Consumer Services)	816,103
101,725	WSP Group PLC (Commercial & Professional Services)	493,416

		62,640,058

TOTAL COMMON STOCKS		$314,682,962

Investment Company — 0.1%
Australia — 0.1%
242,823	Challenger Infrastructure Fund Class A	$267,495

Expiration
Units	Description	Month	Value
Warrant* — 0.0%
France — 0.0%
13,992	Mersen SA (Capital Goods)	11/12	$—

Shares	Rate	Value
Short-term Investment(b) — 1.9%
JPMorgan U.S. Government Money Market Fund — Capital Shares
6,052,416	0.010%	$6,052,416

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$321,002,873

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) — 3.0%
Goldman Sachs Financial Square Money Market Fund — FST Shares
9,580,554	0.110%	$9,580,554

TOTAL INVESTMENTS — 103.5%		$330,583,427

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(11,122,063)

NET ASSETS — 100.0%		$319,461,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

(c) Represents an affiliated issuer.

Investment Abbreviations:
IRL	— Ireland
REIT	— Real Estate Investment Trust
RSP	— Risparmio Shares
SDR	— Swedish Depositary Receipt
UK	— United Kingdom

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Current Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	32	September 2011	$1,229,526	$(49,790)

FTSE 100 Index	6	September 2011	569,698	(11,710)

Hang Seng Index	1	August 2011	143,224	536

MSCI Singapore Index	2	August 2011	121,153	521

SPI 200 Index	5	September 2011	601,072	(22,654)

TSE TOPIX Index	16	September 2011	1,747,873	(50,225)

TOTAL				$(133,322)

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$286,194,147

Gross unrealized gain	61,268,919
Gross unrealized loss	(16,879,639)

Net unrealized security gain	$44,389,280

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management, L.P. (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange, the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of July 31, 2011:
STRUCTURED EMERGING MARKETS EQUITY FUND

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$64,310,720	$292,714,090	(a)	$—
Short-term Investment	326,124	—		—
Securities Lending Reinvestment Vehicle	1,722,950	—		—

Total	$66,359,794	$292,714,090		$—

STRUCTURED INTERNATIONAL SMALL CAP FUND

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$—	$314,950,457	(a)	$—
Short-term Investment	6,052,416	—		—
Securities Lending Reinvestment Vehicle	9,580,554	—		—

Total	$15,632,970	$314,950,457		$—

Derivative Type

Assets
Futures Contracts(b)	$1,057	$—		$—

Liabilities
Futures Contracts(b)	$(134,379)	$—		$—

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
STRUCTURED INTERNATIONAL EQUITY FUND

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$28,118,207	$2,003,959,929	(a)	$—
Securities Lending Reinvestment Vehicle	61,444,416	—		—

Total	$89,562,623	$2,003,959,929		$—

Derivative Type

Assets
Futures Contracts(b)	$36,527	$—		$—

Liabilities
Futures Contracts(b)	$(1,057,254)	$—		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b) Amount shown represents unrealized gain (loss) at period end.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended July 31, 2011, the Structured International Equity and Structured International Small Cap Funds entered into certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
contracts for trading activities as of July 31, 2011. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets	Liabilities

Structured International Equity	Equity	$36,527	$(1,057,254)

Structured International Small Cap	Equity	1,057	(134,379)

Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations, however, the effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included as an increase or decrease to net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     Effective December 29, 2010, the Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund. Prior to December 29, 2010, the Funds invested the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, was exempt from registration under Section 3(c)(7) of the Act and managed by GSAM, for which GSAM received an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invested primarily in short-term investments, but was not a “money market fund” subject to the requirements of Rule 2a-7 of the Act.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 28, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	September 28, 2011

* Print the name and title of each signing officer under his or her signature.